Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities [Line Items]
Payroll and payable tax payable	$ 3,420	$ 50,554
Interest payable	147,711	267,945	$ 3,500
Professional fee payable	621,489	59,473
Accrued warranty expenses	133,279	48,361
Others	18,800	41,892
Total other payables and accrued liabilities	$ 1,481,319	468,225
Previously Reported [Member]
Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities [Line Items]
Payroll and payable tax payable			19,593
Interest payable			3,500
Professional fee payable
Accrued warranty expenses
Others			4,360
Total other payables and accrued liabilities		$ 468,225	$ 27,453